LOANS (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current	$ 744,659,871	$ 703,554,835
31-60 Days	829,306	1,732,541
61-89 Days	2,346,125	3,742,182
90 or Greater Days	8,717,017	9,510,617
Total Past Due	11,892,448	14,985,340
Total Loan Receivables	756,552,319	718,540,175
Commercial Real Estate [Member]
Current	416,721,658	367,415,647
31-60 Days	0	101,699
61-89 Days	1,417,810	0
90 or Greater Days	1,527,844	2,866,539
Total Past Due	2,945,654	2,968,238
Total Loan Receivables	419,667,312	370,383,885
Residential Mortgage [Member]
Current	173,593,886	160,785,337
31-60 Days	97,307	1,319,201
61-89 Days	802,757	0
90 or Greater Days	3,169,404	2,438,771
Total Past Due	4,069,468	3,757,972
Total Loan Receivables	177,663,354	164,543,309
Construction and Land Development [Member]
Current	31,818,782	35,331,315
31-60 Days	0	0
61-89 Days	0	0
90 or Greater Days	0	1,413,550
Total Past Due	0	1,413,550
Total Loan Receivables	31,818,782	36,744,865
Home Equity and Second Mortgage [Member]
Current	21,499,018	23,618,693
31-60 Days	350,715	228,346
61-89 Days	61,346	0
90 or Greater Days	71,296	291,285
Total Past Due	483,357	519,631
Total Loan Receivables	21,982,375	24,138,324
Commercial Loan [Member]
Current	84,384,426	95,961,076
31-60 Days	0	49,781
61-89 Days	41,090	3,693,283
90 or Greater Days	3,732,090	2,263,916
Total Past Due	3,773,180	6,006,980
Total Loan Receivables	88,157,606	101,968,056
Consumer Loan [Member]
Current	983,094	991,838
31-60 Days	9,363	8,645
61-89 Days	2,749	0
90 or Greater Days	0	500
Total Past Due	12,112	9,145
Total Loan Receivables	995,206	1,000,983
Commercial Equipment [Member]
Current	15,659,007	19,450,929
31-60 Days	371,921	24,869
61-89 Days	20,373	48,899
90 or Greater Days	216,383	236,056
Total Past Due	608,677	309,824
Total Loan Receivables	$ 16,267,684	$ 19,760,753